As filed with the Securities and Exchange Commission on November 7, 2016

1933 Act Registration No. 033-87762

1940 Act Registration No. 811-08918

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 82	☒
and/or REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 83	☒

HC Capital Trust

(Exact Name of Registrant as Specified in Charter)

Five Tower Bridge, 300 Barr Harbor, Suite 500

West Conshohocken, PA 19428-2970

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

610-828-7200

Copies of communications to:

Michael P. O’Hare, Partner Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	(With Copy To): Marguerite C. Bateman, Partner Schiff Hardin LLP 901 K Street NW Suite 700 Washington, DC 20001

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	On (date) pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a) (2)
☐	On (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 82 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Conshohocken and State of Pennsylvania on the 7th day of November, 2016.

HC Capital Trust

*
Robert J. Zion President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

* Robert J. Zion	Trustee	November 7, 2016

* Jarrett Burt Kling	Trustee	November 7, 2016

* Harvey Magarick	Trustee	November 7, 2016

* Richard Williams	Trustee	November 7, 2016

* Richard W. Wortham, III	Trustee	November 7, 2016

*By:	/s/ Colette Bergman
Colette Bergman As Attorney-in-fact and Treasurer November 7, 2016

Exhibit Index

EXHIBIT NUMBER	DESCRIPTION

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase